Income Taxes - Details of Deferred Tax Asset, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax asset:
Allowance for loan losses	$ 6,598	$ 7,613
Impairments realized on investment securities	490	490
Fixed assets	2,502	3,002
Net operating loss carry forwards	110,271	111,335
Unrealized loss on investment securities	1,774	1,210
Alternative minimum tax credits	2,145	2,078
Other	6,315	6,270
Total deferred tax asset before valuation allowance	130,095	131,998
Less: valuation allowance	(73,186)	(128,793)
Deferred tax liability:
Goodwill amortization	3,854	2,734
Deferred loan costs	1,193	1,700
Other	289	295
Total deferred tax liability	5,336	4,729
Net deferred tax asset (liability)		$ (1,524)
Net deferred tax asset (liability)	$ 51,573